Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6—Commitments and Contingencies

Operating Leases

The Company leases offices under various operating leases expiring through 2024. The Company is responsible for utilities and its proportionate share of operating expenses under the facilities’ leases. The Company recognizes escalating lease payments on a straight-line basis over the lease term. The total obligation at March 31, 2017 was $7,532.

Litigation

The Company is periodically involved in legal actions and claims that arise as a result of events that occur in the normal course of operations. The ultimate resolution of these actions is not expected to have a material adverse effect on the Company’s financial position or results of operations.

Purchase Commitments

At March 31, 2017, the Company has purchase orders outstanding for raw materials and component parts totaling $93,699.

Note 6—Commitments and Contingencies

Operating Leases

The Company leases offices under various operating leases expiring through 2024. The Company is responsible for utilities and its proportionate share of operating expenses under the facilities’ leases. The Company recognizes escalating lease payments on a straight-line basis over the lease term. Rent expense for 2016, 2015, and 2014 was $2,942, $2,988, and $3,146, respectively. Future minimum lease payments for non-cancelable operating leases as of December 30, 2016 are as follows:

Future minimum lease payments
2017	$3,813
2018	1,649
2019	1,017
2020	967
2021	478
Thereafter	653

$8,577

Litigation

The Company is periodically involved in legal actions and claims that arise as a result of events that occur in the normal course of operations. The ultimate resolution of these actions is not expected to have a material adverse effect on the Company’s financial position or results of operations.

Purchase Commitments

At December 30, 2016, the Company has purchase orders outstanding for raw materials and component parts totaling $88,326.